Goodwill and Other Intangible Assets - Schedule of Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 122.4	$ 128.0
Tradenames
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	115.0	120.6
Other
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 7.4	$ 7.4